Post-Retirement Benefit Obligations - Summary of Movements in Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of movements in defined benefit liability [abstract]
Beginning balance	¥ 2,670	¥ 3,063
Pension cost charged to profit or loss, Service cost	0	0
Pension cost charged to profit or loss, Net interest	106	98	¥ 88
Pension cost charged to profit or loss, Sub-total included in profit or loss	106	98
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in financial assumptions	(184)	(220)
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in demographic assumptions	0	0
Remeasurement (gains)/losses in other comprehensive income, Experience adjustments	69	96
Remeasurement (gains)/losses in other comprehensive income, Sub-total included in other comprehensive income	115	(124)
Benefit settled	(179)	(200)
(Transferred out) Due to disposal of subsidiary		(167)
Ending balance	¥ 2,712	¥ 2,670	¥ 3,063